Details of Significant Accounts - Costs and expenses by nature, schedule of costs and expenses by nature (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Details of Significant Accounts
Cost of goods sold	$ 11	$ 2
Employee benefit expenses	14,479	13,516
Promotional fees	5,611	4,823
Platform fees	5,196	4,220
Professional service fees	2,710	2,893
Insurance expenses	723	1,170
Warranty cost	287	335
Depreciation of right-of-use assets	250	212
Depreciation of property, plant and equipment	94	114
Amortization of intangible assets	26	37
Others	1,392	1,110
Total operating costs and operating expenses	$ 30,779	$ 28,432